SHARE-BASED PAYMENTS TO VENDORS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Research and development costs relates to vendor equity issuances	$ 739,768	$ 575,211
Common Stock [Member]
Stock Issued During Period, Share, Settle final invoices of Vendor	714,625
Stock Issued During Period Value Settle final invoices of Vendor	$ 715
Retained Earnings [Member]
Stock Issued During Period Value Settle final invoices of Vendor	$ 1,117,520